Related party balances and transactions - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party balances and transactions
Lease liabilities	$ 3,470	$ 4,677
Transactions related to variable equipment leases with other related parties that are excluded from the lease liability	$ 4,445	5,969
Payment for acquisitions		30,949
Time deposits
Related party balances and transactions
Interest rate	8.00%
Other related parties
Related party balances and transactions
Other financial assets	$ 69,729	44,637
Other related parties | Corporacion America S.A.
Related party balances and transactions
Payment for acquisitions		30,949
Other related parties | Loans
Related party balances and transactions
Other financial assets	16,700	15,100
Other related parties | Time deposits
Related party balances and transactions
Other financial assets	$ 50,000	$ 25,000